Research and Development, Net (Details) - Schedule of research and development - Research and Development Expense [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Research and Development Assets Acquired Other than Through Business Combination [Line Items]
Payroll and related expenses	$ 5,586	$ 5,065	$ 4,953
Share-based payment	608	1,119	690
R&D consumables	318	390	635
Rent and office maintenance	390	359	377
Depreciation	132	123	166
Subcontracted work and consulting	64	82	194
Travel and other expenses	110	67	141
Research and development expense, total	$ 7,208	$ 7,205	$ 7,156